Sales and Major Customers - Summary of Company's Revenues from Customers by Geographic Region, Outside the U.S. (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Revenue, Major Customer [Line Items]
Total revenues	$ 6,807	$ 5,086	$ 11,001	$ 8,273	$ 21,215	$ 29,919
Total
Revenue, Major Customer [Line Items]
Total revenues					17,528	25,999
UK/Europe
Revenue, Major Customer [Line Items]
Total revenues					8,005	14,975
Canada
Revenue, Major Customer [Line Items]
Total revenues					1,267	3,519
Latin America
Revenue, Major Customer [Line Items]
Total revenues					0	262
Asia/South Pacific
Revenue, Major Customer [Line Items]
Total revenues					6,523	5,377
Eurasia
Revenue, Major Customer [Line Items]
Total revenues					507	290
Other
Revenue, Major Customer [Line Items]
Total revenues					$ 1,226	$ 1,576